Restricted cash (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Nov. 30, 2024
Disclosure Of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash invested in Bank Deposit Certificate for contractual guarantee of loan	R$ 10,891
Banco Votorantim S.A.
Disclosure Of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash invested in Bank Deposit Certificate for contractual guarantee of loan		R$ 6,065
Minimum Guarantee Percentage	33.00%
Banco BTG Pactual S.A
Disclosure Of Restricted Cash And Cash Equivalents [Line Items]
Minimum Guarantee Percentage	30.00%